Income Taxes - Income Tax Provision Amount Computed by Applying Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate	21.00%	21.00%
State tax benefit, net	0.00%	6.98%
General business credits	11.30%	8.48%
State rate true up	(5.26%)	8.96%
Other	(7.00%)	(4.28%)
Change in valuation allowance	(20.04%)	(41.14%)
Provision for income taxes	0.00%	0.00%